INVESTMENTS AND OTHER FINANCIAL ASSETS - Changes in Equity Method Investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments and other financial assets [Abstract]
Balance at January 1,	€ 20,948	€ 0
Change in scope of consolidation		18,542
Fair value measurement of interest retained by the Group		1,489
Proportionate share of net profit for the period	2,437	917
Proportionate share of remeasurement of defined benefit plans	(45)
Balance at December 31,	€ 23,340	€ 20,948